Employee benefits - Assets of pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Plans in Brazil | Portfolio of Vale's stock
Assets of pension plans
Plan assets	$ 50	$ 20
Plans in Brazil | Brazilian Federal Government securities
Assets of pension plans
Plan assets	3,682	3,612
Foreign plan | Canadian Government securities
Assets of pension plans
Plan assets	$ 682	$ 688